Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Apr. 30, 2022	Oct. 31, 2021
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 54,775	$ 44,491
Tier 1 Capital	59,899	49,966
Total Capital	67,338	57,201
Total Loss Absorbing Capacity (TLAC)	105,140	90,353
Risk-Weighted Assets	342,287	325,433
Leverage Exposures	$ 1,111,094	$ 976,690
CET1 Ratio	16.00%	13.70%
Tier 1 Capital Ratio	17.50%	15.40%
Total Capital Ratio	19.70%	17.60%
TLAC Ratio	30.70%	27.80%
Leverage Ratio	5.40%	5.10%
TLAC Leverage Ratio	9.50%	9.30%